Note 19 - Recapitalization Involving a Public Shell - Schedule of Qualifying Transaction (Details) - Apr. 21, 2016	USD ($)	CAD ($)	CAD ($)
Issuance of 1,900,000 Zomedica Pharmaceuticals Corp. shares	$ 373,207	$ 475,000
Issuance of 80,000 options	2,058	2,737
Total issuance	375,265	$ 477,737
Cash	108,966		$ 138,687
Prepaid fees	74,467		94,778
Accounts payable and accrued liabilities	(80,522)		(102,485)
Excess of purchase price over net asset value	272,354		346,757
	$ 375,265		$ 477,737